PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2014
PROPERTY, PLANT AND EQUIPMENT [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 3 - PROPERTY, PLANT AND EQUIPMENT

Composition of property and equipment grouped by major classifications is as follows:

	December 31
	2014	2013

	U.S. dollars in thousands
Manufacturing equipment	$19,488	$17,993
Buildings	10,472	10,269
Laboratory equipment	3,536	2,792
Land*	951	951
Furniture, office equipment and computers	1,272	1,082
Leasehold improvements	161	161
Vehicles	27	18
Advances on account of acquisition of machinery and equipment	2,330	119
	38,237	33,385
Less: accumulated depreciation and amortization	8,963	7,021
	29,274	$26,364

*	Land includes long-term leasehold rights in Israel with useful lives of 98 years.

Depreciation and amortization expense totaled $1,941,000, $1,551,000 and $1,422,000 for the years ended December 31, 2014, 2013 and 2012, respectively.